SHARE CAPITAL - Disclosure of detailed information about number and weighted average exercise prices of stock options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance | Share	2,883,207	4,834,993
Granted | Share	955,000	160,000
Exercised | Share	(157,500)	(820,781)
Expired | Share	(698,750)	(1,176,005)
Forfeited | Share	(17,500)	(115,000)
Balance | Share	2,964,457	2,883,207
Weighted average exercise price, Balance | $ / shares	$ 7.02	$ 6.83
Weighted average exercise price, Granted | $ / shares	4.41	4.14
Weighted average exercise price, Exercised | $ / shares	4.46	3.69
Weighted average exercise price, Expired | $ / shares	10	8.43
Weighted average exercise price, Forfeited | $ / shares	4.26	4.47
Weighted average exercise price, Balance | $ / shares	$ 5.63	$ 7.02